Deferred Income Tax - Summary of deferred income tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	S/ (328,455)	S/ (347,948)	S/ 59,897
Recorded in the profit or loss for the year	142,707	70,896	27,378
Exchange difference	52,642	(48,582)	11,430
Business combination	1,484		(443,706)
Shareholder's downstream merger		49
Recorded in other comprehensive income	(1,744)	(4,305)	(2,996)
Ending balance	(134,850)	(328,455)	(347,948)
Deferred tax assets	193,520	167,371	122,211
Deferred tax liabilities	(328,370)	(495,826)	(470,159)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	210,073	157,569	163,090
Recorded in the profit or loss for the year	79,113	35,273	9,589
Exchange difference	(18,666)	16,453	(15,159)
Business combination	778
Shareholder's downstream merger		49
Ending balance	270,520	210,073	157,569
Deferred tax assets	210,106	150,579	131,913
Deferred tax liabilities	60,414	59,494	25,656
Loss for impairment of trade receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	24,903	16,609	10,984
Recorded in the profit or loss for the year	(40)	6,568	(2,350)
Exchange difference	(1,357)	1,726	(1,663)
Business combination			9,638
Ending balance	23,506	24,903	16,609
Deferred tax assets	18,247	14,527	13,585
Deferred tax liabilities	5,259	10,376	3,024
Provision for unpaid vacations and annual performance bonuses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18,122	10,615	4,164
Recorded in the profit or loss for the year	(2,501)	5,019	823
Exchange difference	(1,853)	869	(58)
Business combination	925		5,686
Recorded in other comprehensive income		694
Ending balance	13,768	18,122	10,615
Deferred tax assets	13,768	5,934	3,153
Deferred tax liabilities		12,188	7,462
Trade accounts payable [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(217)	735	258
Recorded in the profit or loss for the year	715	(664)	86
Exchange difference	30	11	(4)
Business combination	(299)		395
Ending balance	528	(217)	735
Deferred tax assets	471	315	305
Deferred tax liabilities	57	(532)	430
Derivative financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18,859	13,444	9,180
Recorded in the profit or loss for the year	2,140	9,573	7,260
Exchange difference	(2,644)	841
Recorded in other comprehensive income	(1,744)	(4,999)	(2,996)
Ending balance	16,611	18,859	13,444
Deferred tax assets	16,611	6,247	13,444
Deferred tax liabilities		12,612
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,860	1,936	807
Recorded in the profit or loss for the year	(277)	1,015	(1,312)
Exchange difference	(349)	89	8
Business combination	820		2,433
Ending balance	3,234	3,860	1,936
Deferred tax assets	92	1,151	1,651
Deferred tax liabilities	3,142	2,709	285
Intangible [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(237,377)	(243,440)	(58,576)
Recorded in the profit or loss for the year	14,431	39,962	1,443
Exchange difference	35,019	(32,875)	17,626
Business combination	(1,024)		(203,933)
Ending balance	(187,927)	(237,377)	(243,440)
Deferred tax assets	42
Deferred tax liabilities	(187,969)	(237,377)	(243,440)
Investments in associates and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(22,120)	(1,244)	(1,729)
Recorded in the profit or loss for the year	(1,138)	(18,968)	157
Exchange difference	8,125	(2,198)	328
Business combination	290
Ending balance	(15,133)	(22,120)	(1,244)
Deferred tax assets	(10,420)	(3,160)	(1,244)
Deferred tax liabilities	(4,713)	(18,960)
Long-term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38,452	13,510	(438)
Recorded in the profit or loss for the year	(6,438)	17,286	19,044
Exchange difference	(6,391)	7,656	(5,378)
Business combination			282
Ending balance	25,623	38,452	13,510
Deferred tax assets	21,136	24,748	(11,955)
Deferred tax liabilities	4,487	13,704	25,465
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(361,819)	(321,753)	(73,456)
Recorded in the profit or loss for the year	(3,787)	(674)	(6,231)
Exchange difference	48,415	(39,386)	16,141
Business combination	(6)		(258,207)
Ending balance	(317,191)	(361,819)	(321,753)
Deferred tax assets	(16,940)	(41,059)	(33,407)
Deferred tax liabilities	(300,251)	(320,760)	(288,346)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(21,191)	4,071	5,613
Recorded in the profit or loss for the year	60,489	(23,494)	(1,131)
Exchange difference	(7,687)	(1,768)	(411)
Business combination	0
Ending balance	31,611	(21,191)	4,071
Deferred tax assets	(59,593)	8,089	4,766
Deferred tax liabilities	S/ 91,204	S/ (29,280)	S/ (695)